Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Employee Benefits [Abstract]
Opening net defined benefit asset	£ 1,814	£ 1,951
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(29)	(34)
Employer contributions	81	80
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	18	(257)
Other movements	(9)	(3)
Closing net defined benefit asset	£ 1,875	£ 1,737